Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of revenues
	For the Years Ended
	December 31,
	2018	2017	2016
REVENUES:
Application development services*	$20,037,861	$19,362,813	$19,133,676
Consulting and technical support services	2,390,948	1,418,110	1,095,457
Subscription services	723,458	847,631	945,668
Total revenues	$23,152,267	$21,628,554	$21,174,801

*	For the year ended December 31, 2018, in some application development service arrangements, the Company sold certain IT equipment on standalone basis prior to the delivery of the services. Such revenue of $8,069,594 was included in the application development service revenue for year ended December 31, 2018.